Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 43.2
Provisions	22.9
Reversal of prior year provisions	(7.5)
Payments/usage	(13.4)
Accretion, foreign exchange and other	(0.1)
Ending balance	45.1
Current	17.1	$ 19.0
Non-current	28.0
Total provisions	45.1
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	4.7
Provisions	10.3
Reversal of prior year provisions	(0.5)
Payments/usage	(8.4)
Accretion, foreign exchange and other	0.0
Ending balance	6.1
Current	6.1
Non-current	0.0
Total provisions	6.1
Warranty
Reconciliation of changes in other provisions [abstract]
Beginning balance	28.8
Provisions	11.9
Reversal of prior year provisions	(7.0)
Payments/usage	(4.8)
Accretion, foreign exchange and other	0.1
Ending balance	29.0
Current	10.2
Non-current	18.8
Total provisions	29.0
Legal
Reconciliation of changes in other provisions [abstract]
Beginning balance	0.8
Provisions	0.0
Reversal of prior year provisions	0.0
Payments/usage	0.0
Accretion, foreign exchange and other	0.0
Ending balance	0.8
Current	0.8
Non-current	0.0
Total provisions	0.8
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	8.9
Provisions	0.7
Reversal of prior year provisions	0.0
Payments/usage	(0.2)
Accretion, foreign exchange and other	(0.2)
Ending balance	9.2
Current	0.0
Non-current	9.2
Total provisions	$ 9.2